Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Central Index Key	0001107414
Amendment Flag	false
Document Creation Date	Oct. 01, 2012
Document Effective Date	Oct. 01, 2012
Prospectus Date	Apr. 30, 2012